Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2018
Shareholders' equity
Schedule of accumulated other comprehensive income (loss)

	Cumulative translation	Remeasurements of	Hedge
	adjustment	retirement benefits	accounting	Total
At January 1, 2016	(119,460)	3,327	6,276	(109,857)
Translation adjustment on foreign investments	30,373	—	—	30,373
Cash flow hedge accounting	—	—	(16,256)	(16,256)
At December 31, 2016	(89,087)	3,327	(9,980)	(95,740)
Translation adjustment on foreign investments	(10,742)	—	—	(10,742)
Cash flow hedge accounting	—	—	12,556	12,556
Remeasurements of retirement benefits	—	(3,327)	—	(3,327)
At December 31, 2017	(99,829)	—	2,576	(97,253)
Translation adjustment on foreign investments	(9,959)	—	—	(9,959)
Cash flow hedge accounting	—	—	(2,192)	(2,192)
At December 31, 2018	(109,788)	—	384	(109,404)
Attributable to non-controlling interests				(30,116)
Attributable to NEXA's shareholders				(79,288)

Summary of earnings per share information

	2018	2017	2016
Net income for the year attributable to NEXA's shareholders	74,860	126,885	93,167
Weighted average number of outstanding common shares (thousands)	133,313	116,527	80,699
Earnings per share in US Dollars	0.56	1.09	1.15

Summarised financial information of the non-controlling interests

Summarized balance sheet

	NEXA PERU		Pollarix
	2018	2017	2018	2017
Current assets	957,821	854,295	10,280	6,717
Current liabilities	248,938	236,558	3,459	911
Current net assets	708,883	617,737	6,821	5,806

Non-current assets	642,007	634,757	91,702	110,246
Non-current liabilities	581,172	624,856	21,478	24,978
Non-current net assets	60,835	9,901	70,224	85,268

Net assets	769,718	627,638	77,045	91,074

Accumulated non-controlling interests	373,838	361,265	51,363	60,716

Summarized income statement

	NEXA PERU		Pollarix
	2018	2017	2018	2017
Net revenues	827,537	911,745	11,916	11,512
Net income for the year	142,082	224,480	3,742	12,187
Other comprehensive income (loss)	—	8,538	(15,322)	4,210
Total comprehensive income (loss) for the year	142,082	233,018	(11,580)	16,397

Comprehensive income (loss) attributable to non- controlling interests	13,621	30,207	(7,724)	10,931
Dividends paid to non-controlling interests	—	55,073	2,137	—

Summarized statement of cash flows

	NEXA PERU		Pollarix
	2018	2017	2018	2017
Net cash provided by operating activities	232,391	131,304	7,201	16,137
Net cash used in investing activities	(76,695)	(19,371)	(762)	(80)
Net cash used in financing activities	—	(335,297)	(6,441)	(16,055)
Increase (decrease) in cash and cash equivalents	155,696	(223,364)	(2)	2